UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09141

Investment Company Act File Number

Eaton Vance Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Income Trust

August 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 159.0%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$252	$115,015

		$115,015

Education — 7.7%
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	$5,580	$7,599,290
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(2)	2,490	2,607,777
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39(2)	10,500	11,715,690
New York Dormitory Authority, (The New School), 5.75%, 7/1/50	4,000	4,577,840

		$26,500,597

Electric Utilities — 4.2%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,685	$1,886,122
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	2,540	2,876,829
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	1,000	1,132,030
South Carolina Public Service Authority, 5.50%, 12/1/54	7,000	8,416,240

		$14,311,221

Escrowed/Prerefunded — 3.0%
Illinois Finance Authority, (Provena Healthcare), Prerefunded to 8/15/19, 7.75%, 8/15/34	$30	$35,944
Illinois Finance Authority, (Provena Healthcare), Series 2009A, Prerefunded to 8/15/19, 7.75%, 8/15/34	3,250	3,911,895
Miami-Dade County, FL, (Miami International Airport), Prerefunded to 10/1/19, 5.50%, 10/1/36	3,715	4,253,044
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	1,675	2,055,878

		$10,256,761

General Obligations — 13.8%
Frisco Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/37(2)	$9,000	$10,534,230
Illinois, 5.00%, 5/1/33	5,000	5,510,850
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36(2)	3,250	3,779,165
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/39	17,900	7,383,750
New York, 5.00%, 2/15/34(2)	2,500	2,924,575
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	2,340	2,555,046
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/36	7,980	4,248,552
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/37	7,500	3,818,175
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/38	8,500	4,085,610
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/39	6,035	2,723,173

		$47,563,126

Hospital — 20.9%
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(3)	$10,000	$11,392,400

Security	Principal Amount (000’s omitted)	Value
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	$440	$523,288
California Health Facilities Financing Authority, (Sutter Health Obligation Group), 5.00%, 8/15/52(2)(3)	10,000	11,831,700
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	1,335	1,604,163
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Obligated Group), 5.50%, 7/1/40	1,870	2,111,417
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/41	2,500	2,537,375
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 4.00%, 10/1/35	2,500	2,763,075
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/46(2)(3)	10,000	12,112,400
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	1,535	1,835,092
Monroe County Hospital Authority, PA, (Pocono Medical Center), 5.25%, 1/1/43	2,715	2,751,870
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,465	1,595,898
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,930	3,193,026
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29(2)(3)	11,400	12,997,368
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	1,570	1,766,988
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/43	785	847,666
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/43	670	766,299
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	1,000	1,190,170

		$71,820,195

Housing — 1.5%
Centerline Equity Issuer Trust, TN, 6.00%, 10/31/52(4)	$4,000	$4,441,800
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/47	555	629,193
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	180	179,980

		$5,250,973

Industrial Development Revenue — 5.7%
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	$400	$491,224
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	1,370	1,427,266
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(4)	4,390	4,596,506
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	1,600	1,805,312
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(4)	1,075	1,251,622
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25(4)	1,660	1,688,585
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	4,680	5,249,790
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	1,005	1,170,825
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	1,715	1,999,347

		$19,680,477

Insured-Electric Utilities — 0.6%
Puerto Rico Electric Power Authority, (AGM), 0.953%, 7/1/29(5)	$3,000	$2,175,000

		$2,175,000

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 1.8%
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), Prerefunded to 8/15/19, 5.625%, 8/15/37	$2,625	$3,005,651
San Diego County Water Authority, CA, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(2)	3,000	3,221,580

		$6,227,231

Insured-General Obligations — 1.0%
Arcadia Unified School District, CA, (Election of 2006), (AGM), 0.00%, 8/1/38	$10,000	$3,467,000

		$3,467,000

Insured-Hospital — 2.9%
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series I, (AGC), 5.00%, 7/1/38(2)	$9,400	$10,022,879

		$10,022,879

Insured-Other Revenue — 0.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$4,210	$2,196,652

		$2,196,652

Insured-Special Tax Revenue — 8.6%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	$31,800	$15,741,636
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	29,510	6,374,455
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	10,510	2,026,013
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	30,000	5,447,100

		$29,589,204

Insured-Student Loan — 1.1%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,880	$2,060,837
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	310	325,643
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	1,390	1,487,717

		$3,874,197

Insured-Transportation — 14.5%
Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$7,515,013
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	935	1,110,368
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	3,850	4,317,621
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	1,990	2,140,882
North Carolina Turnpike Authority, (AGC), 0.00%, 1/1/34	15,000	9,037,050
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	9,820	11,441,675
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	2,370	2,801,269
San Jose, CA, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	2,425	2,474,349
San Jose, CA, Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/32	8,805	9,008,307

		$49,846,534

Insured-Water and Sewer — 11.7%
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.00%, 10/1/35(2)(3)	$17,985	$22,590,419
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/34	6,000	2,449,980
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/35	6,680	2,478,080
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/36	7,000	2,484,300
Jefferson County, AL, Sewer Revenue, (AGM), 5.00%, 10/1/44	3,750	4,380,562
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	3,640	3,759,865
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.125%, 7/1/47	2,000	2,066,680

		$40,209,886

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 2.6%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$2,135	$2,519,086
Mohave County Industrial Development Authority, AZ, (Mohave Prison LLC), 8.00%, 5/1/25	4,400	4,490,156
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	1,735	1,939,071

		$8,948,313

Other Revenue — 3.1%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	$785	$922,006
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	880	1,040,899
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.375%, 7/15/43	480	569,755
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	1,925	477,901
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	115	115,644
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	5,000	6,443,000
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	1,155	1,181,484

		$10,750,689

Senior Living/Life Care — 5.8%
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.50%, 1/1/30	$535	$595,166
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.625%, 1/1/40	1,075	1,191,401
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(6)	3,109	759,695
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,480	1,673,673
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	740	910,082
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	3,650	4,536,548
Savannah Economic Development Authority, GA, (Marshes Skidaway), 7.125%, 1/1/38	4,960	5,882,659
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/49	2,500	2,865,825
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	335	371,944
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	985	1,095,842

		$19,882,835

Special Tax Revenue — 14.1%
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(7)	$90	$0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(7)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	155	155,034
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/39(2)(3)	12,400	15,274,196
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35	1,500	1,781,400
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35(2)(3)	5,000	5,938,000
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34(2)(3)	10,000	12,291,200

Security	Principal Amount (000’s omitted)	Value
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	$258	$257,631
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	185	184,649
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	580	405,942
Texas Transportation Commission, 5.00%, 4/1/33(2)(3)	10,000	12,203,200

		$48,491,252

Transportation — 26.5%
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	$435	$524,767
Central Texas Regional Mobility Authority, Series 2015A, 5.00%, 1/1/40	1,395	1,652,838
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/41	10,000	11,449,000
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,030	1,262,461
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,735	2,122,668
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	3,200	3,574,368
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.375%, 5/15/33	1,000	1,071,610
Memphis-Shelby County Airport Authority, TN, (AMT), 5.75%, 7/1/24	400	458,740
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.76%, 12/15/21 (Put Date), 6/15/34(5)	7,250	7,003,282
New York Liberty Development Corp., (1 World Trade Center Port Authority Construction), 5.00%, 12/15/41(2)	7,880	9,263,964
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 4.00%, 7/1/41	1,730	1,836,257
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	1,055	1,220,413
North Texas Tollway Authority, Prerefunded to 1/1/18, 5.75%, 1/1/38	1,515	1,618,126
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	3,910	4,370,442
Pennsylvania Turnpike Commission, 5.375%, (0.00% until 12/1/17), 12/1/38	2,500	3,172,425
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(2)	7,200	7,962,192
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(2)	8,500	9,385,275
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	7,290	7,795,634
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	1,885	2,263,904
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,725	2,040,468
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	850	995,078
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/37(2)(3)	9,300	9,964,671

		$91,008,583

Water and Sewer — 7.1%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/40(2)	$10,000	$12,171,700
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,860	2,132,713
Detroit, MI, Water Supply System, 5.25%, 7/1/41	4,730	5,311,696
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	4,130	4,812,317

		$24,428,426

Total Tax-Exempt Municipal Securities — 159.0% (identified cost $478,062,945)		$546,617,046

Taxable Municipal Securities — 4.8%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(8)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$18	$8,002

		$8,002

Security	Principal Amount (000’s omitted)	Value
General Obligations — 2.5%
Atlantic City, NJ, 7.50%, 3/1/40	$5,000	$5,543,200
Chicago, IL, 7.75%, 1/1/42	2,885	3,091,162

		$8,634,362

Hospital — 2.0%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$6,000	$6,725,580

		$6,725,580

Insured-Transportation — 0.3%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/32	$1,285	$640,637
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/33	1,000	472,670

		$1,113,307

Total Taxable Municipal Securities — 4.8% (identified cost $14,597,299)		$16,481,251

Institutional MuniFund Term Preferred Shares — 0.9%

Security	Shares	Value
Nuveen Texas Quality Income Municipal Fund, (AMT), 1.46%, 11/1/18(4)(9)	600	$3,001,230

Total Institutional MuniFund Term Preferred Shares — 0.9% (identified cost $3,000,000)		$3,001,230

Total Investments — 164.7% (identified cost $495,660,244)		$566,099,527

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (4.3)%		$(14,776,138)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (19.8)%		$(68,000,000)

Other Assets, Less Liabilities — (40.6)%		$(139,489,379)

Net Assets Applicable to Common Shares — 100.0%		$343,834,010

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

At August 31, 2016, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	20.1%
Texas	13.5%
California	10.3%
Others, representing less than 10% individually	56.1%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2016, 26.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 10.4% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $45,172,554.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2016, the aggregate value of these securities is $16,161,227 or 4.7% of the Trust’s net assets applicable to common shares.

(5)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2016.

(6)	Security is in default and making only partial interest payments.

(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(8)	Amount is less than 0.05%.

(9)	Variable rate security. The stated dividend rate represents the rate in effect at August 31, 2016. Maturity date represents the mandatory redemption date. Each share represents $5,000 par value.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$346,928,549

Gross unrealized appreciation	$76,589,012
Gross unrealized depreciation	(4,803,034)

Net unrealized appreciation	$71,785,978

The Trust did not have any open financial instruments at August 31, 2016.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2016, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$546,617,046	$—	$546,617,046
Taxable Municipal Securities	—	16,481,251	—	16,481,251
Institutional MuniFund Term Preferred Shares	—	3,001,230	—	3,001,230
Total Investments	$—	$566,099,527	$—	$566,099,527

The Trust held no investments or other financial instruments as of November 30, 2015 whose fair value was determined using Level 3 inputs. At August 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 24, 2016